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KENNETH R. EARLEY kenneth.earley@dechert.com +1 (617) 728-7139 Direct +1 (617) 275-8374 Fax

March 27, 2009

VIA EDGAR

Mr. Briccio Barrientos

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Forward Funds (on behalf of the Accessor Frontier Markets Fund (the “Fund”)) File No. 811-06722

Dear Mr. Barrientos:

Pursuant to Section 14(c) of the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a definitive information statement (the “Information Statement”) in connection with the solicitation of written consent to modify a fundamental restriction of the Fund with respect to the concentration of investments.

The Information Statement reflects changes in response to comments you provided in our telephone conversation on March 26, 2009, and completes certain other information. Set forth in the numbered paragraphs below are your comments of March 26, 2009, followed by the corresponding responses. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Information Statement.

1.

Comment: Please expand the discussion contained in the Information Statement as to why Forward Management believes that the current restriction with respect to concentration of investments in the bank industry is hampering the management of the Fund.

Response: The discussion contained in the Information Statement has been revised to read as follows (underlined added):

US  Austin  Boston  Charlotte  Hartford  New York  Newport Beach  Philadelphia  Princeton  San Francisco  Silicon Valley  Washington DC

EUROPE  Brussels  London  Luxembourg  Munich  Paris  ASIA  Beijing  Hong Kong

U.S. Securities and Exchange Commission March 27, 2009 Page 2

Forward Management believes that the current restriction with respect to concentration of investments in the bank industry is hampering the management of the Fund. The Fund invests primarily in securities with exposure to the returns of frontier markets (i.e.,countries identified in the Morgan Stanley Capital InternationalSM Frontier Emerging Markets Index). Due to the nature of the Fund’s anticipated investments aimed at seeking exposure to the returns of such frontier markets, the Fund will not have at least 25% of its total assets (as measured at the time of investment) invested in securities of issuers in the bank industry. As such .....”

2.	Comment: Please include on the first page of the Information Statement the statement as required by Item 2 of Schedule 14C.

Response: The statement as required by Item 2 of Schedule 14C has been included on the first page of the Information Statement.

No fee is required in connection with this filing. The Information Statement will be mailed or given to shareholders starting on or about March 27, 2009. Should you have any questions or comments, please contact the undersigned at 617.728.7139 or Douglas P. Dick at 202.261.3305.

Sincerely,

/s/Kenneth R. Earley

Kenneth R. Earley

Attachment

cc:	Judith Rosenberg, Esq. Douglas P. Dick, Esq.